Expense Example	Mar. 31, 2025 USD ($)
Tradr 2X Long Innovation ETF | Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,648
Tradr 2X Short TSLA Daily ETF | Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,483
Tradr 1.5X Short NVDA Daily ETF | Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	764
Expense Example, with Redemption, 10 Years	1,709
Tradr 1X Short Innovation Daily ETF | Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	$ 1,182